Pension and Other Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The following table sets out information for pension plans with an accumulated benefit obligation in excess of plan assets:

	U.S.		International
(in millions of dollars)	2012	2011	2012	2011
Projected benefit obligation	$191.7	$171.9	$349.6	$272.8
Accumulated benefit obligation	189.8	171.9	335.3	260.2
Fair value of plan assets	135.4	119.1	300.6	230.9

Schedule of Allocation of Plan Assets
Our pension plan weighted average asset allocations as of December 31, 2012 and 2011 were as follows:

	2012		2011
	U.S.	International	U.S.	International
Asset category
Equity securities	64%	47%	63%	48%
Fixed income	30	39	32	42
Real estate	—	4	—	4
Other(1)	6	10	5	6
Total	100%	100%	100%	100%

(1)	Insurance contracts, multi-strategy hedge funds and cash and cash equivalents for certain of our plans.

Schedule of Amounts Recognized in Balance Sheet Net Funded Status
The following table sets forth our defined benefit pension plans and other post-retirement benefit plans funded status and the amounts recognized in our consolidated balance sheets:

	Pension Benefits				Post-retirement
	U.S.		International
(in millions of dollars)	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation (PBO)
Projected benefit obligation at beginning of year	$171.9	$162.5	$284.6	$268.3	$13.4	$13.3
Service cost	1.2	—	2.1	2.1	0.2	0.2
Interest cost	8.4	8.6	14.3	14.7	0.6	0.6
Actuarial loss	19.9	9.5	30.7	14.2	0.1	—
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Curtailment gain	—	—	—	(0.6)	—	—
Foreign exchange rate changes	—	—	13.6	(2.0)	0.2	—
Other items	0.7	—	(0.4)	—	—	—
Mead C&OP acquisition	1.8	—	28.5	—	2.1	—
Projected benefit obligation at end of year	191.7	171.9	361.0	284.6	16.0	13.4
Change in plan assets
Fair value of plan assets at beginning of year	119.1	124.8	242.7	242.3	—	—
Actual return on plan assets	19.8	(3.2)	35.5	7.0	—	—
Employer contributions	8.7	6.2	9.9	6.6	0.6	0.7
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Foreign exchange rate changes	—	—	11.8	(1.1)	—	—
Mead C&OP acquisition	—	—	24.4	—	—	—
Fair value of plan assets at end of year	135.4	119.1	311.9	242.7	—	—
Funded status (Fair value of plan assets less PBO)	$(56.3)	$(52.8)	$(49.1)	$(41.9)	$(16.0)	$(13.4)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	$—	$0.2	$0.5	$0.6	$1.1	$1.2
Accrued benefit liability(1)	56.3	52.6	48.6	41.3	14.9	12.2
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0.4	—	(0.2)	0.4	—	—
Unrecognized actuarial loss (gain)	57.8	56.1	74.2	62.2	(1.1)	(2.6)

(1)
Pension and post-retirement liabilities of $119.8 million as of December 31, 2012, increased from $106.1 million as of December 31, 2011, due to lower discount rates compared to prior year assumptions, partially offset by the over performance of the assets of the pension plans compared to the expected long-term rate of return of the assets of the pension plans.

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
Of the amounts included within accumulated other comprehensive income (loss), we expect to recognize the following pre-tax amounts as components of net periodic benefit cost during 2013:

	Pension Benefits		Post-retirement
(in millions of dollars)	U.S.	International
Prior service cost	$0.1	$—	$—
Actuarial loss (gain)	9.6	2.5	(0.7)
	$9.7	$2.5	$(0.7)

Components of Net Periodic Benefit Cost for Pension and Post-Retirement Plans
The components of net periodic benefit cost for pension and post-retirement plans for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$1.2	$—	$—	$2.1	$2.1	$2.3	$0.2	$0.2	$0.2
Interest cost	8.4	8.6	8.9	14.3	14.7	14.6	0.6	0.6	0.7
Expected return on plan assets	(10.4)	(10.7)	(10.4)	(16.2)	(16.0)	(15.1)	—	—	—
Amortization of prior service cost	—	—	—	0.4	0.2	0.1	—	—	—
Amortization of net loss (gain)	6.2	4.3	3.0	2.2	3.9	4.8	(1.6)	(0.6)	(0.9)
Curtailment	—	—	—	—	(0.2)	—	—	—	—
Settlement loss	0.7	—	—	—	—	—	—	—	—
Net periodic benefit cost	$6.1	$2.2	$1.5	$2.8	$4.7	$6.7	$(0.8)	$0.2	$—

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations that were recognized in other comprehensive income (loss) during the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Current year actuarial loss (gain)	$9.6	$23.5	$(0.2)	$11.4	$22.8	$(4.2)	$0.1	$—	$—
Amortization of actuarial (loss) gain	(6.2)	(4.3)	(3.0)	(2.2)	(3.9)	(4.8)	1.6	0.6	0.9
Current year prior service cost (income)	0.8	—	—	(0.3)	—	—	—	—	—
Amortization of prior service cost	—	—	—	(0.4)	(0.2)	(0.1)	—	—	—
Exchange rate adjustment	—	—	—	4.1	(1.0)	(3.2)	(0.1)	—	0.1
Total recognized in other comprehensive income (loss)	$4.2	$19.2	$(3.2)	$12.6	$17.7	$(12.3)	$1.6	$0.6	$1.0
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$10.3	$21.4	$(1.7)	$15.4	$22.4	$(5.6)	$0.8	$0.8	$1.0

Schedule of Assumptions Used
Weighted average assumptions used to determine benefit obligations for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	5.0%	5.5%	4.3%	4.7%	5.4%	4.0%	4.5%	5.0%
Rate of compensation increase	N/A	N/A	N/A	4.0%	3.6%	4.4%	—	—	—
Weighted average assumptions used to determine net cost for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	5.0%	5.5%	5.9%	4.7%	5.4%	5.8%	4.5%	5.0%	5.9%
Expected long-term rate of return	8.2%	8.2%	8.2%	6.2%	6.4%	6.8%	—	—	—
Rate of compensation increase	N/A	N/A	N/A	3.6%	4.4%	4.5%	—	—	—
Weighted average health care cost trend rates used to determine post-retirement benefit obligations and net cost as of December 31, 2012, 2011, and 2010 were as follows:

	Post-retirement Benefits
	2012	2011	2010
Health care cost trend rate assumed for next year	7%	7%	8%
Rate that the cost trend rate is assumed to decline (the ultimate trend rate)	5%	5%	5%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
(in millions of dollars)	Point Increase	Point Decrease
Increase (decrease) on total of service and interest cost	$0.1	$(0.2)
Increase (decrease) on post-retirement benefit obligation	1.6	(1.4)

Schedule of Expected Benefit Payments
The following table presents estimated future benefit payments for the next ten fiscal years:

	Pension	Post-retirement
(in millions of dollars)	Benefits	Benefits
2013	$21.5	$1.1
2014	$22.3	$1.2
2015	$22.7	$1.1
2016	$23.3	$1.1
2017	$24.0	$1.1
Years 2018 — 2022	$125.8	$4.9

U.S.
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets
Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Common stocks	$8.1	$—	$—	$8.1
Mutual funds	79.1	—	—	79.1
Common collective trust funds	—	8.0	—	8.0
Government debt securities	—	4.4	—	4.4
Corporate debt securities	—	11.2	—	11.2
Asset-backed securities	—	8.6	—	8.6
Multi-strategy hedge funds	—	6.2	—	6.2
Government mortgage-backed securities	—	4.2	—	4.2
Collateralized mortgage obligations, mortgage backed securities, and other	—	5.6	—	5.6
Total	$87.2	$48.2	$—	$135.4

Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Common stocks	$6.9	$—	$—	$6.9
Mutual funds	68.3	—	—	68.3
Government debt securities	—	10.9	—	10.9
Corporate debt securities	—	8.0	—	8.0
Asset-backed securities	—	7.8	—	7.8
Multi-strategy hedge funds	—	5.4	—	5.4
Government mortgage-backed securities	—	4.0	—	4.0
Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities	—	7.8	—	7.8
Total	$75.2	$43.9	$—	$119.1

International
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets
Fair value measurements of our international pension plans assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Cash and cash equivalents	$4.3	$—	$—	$4.3
Equity securities	130.5	15.8	—	146.3
Corporate debt securities	—	103.6	—	103.6
Multi-strategy hedge funds	—	15.0	—	15.0
Insurance contracts	—	12.2	—	12.2
Other debt securities	—	10.3	—	10.3
Real estate	—	9.9	1.0	10.9
Government debt securities	—	9.3	—	9.3
Total	$134.8	$176.1	$1.0	$311.9

Fair value measurements of our international pension plans assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Cash and cash equivalents	$3.2	$—	$—	$3.2
Equity securities	116.6	—	—	116.6
Corporate debt securities	—	82.6	—	82.6
Real estate	—	10.0	—	10.0
Insurance contracts	—	9.7	—	9.7
Other debt securities	—	9.7	—	9.7
Government debt securities	—	9.0	—	9.0
Multi-strategy hedge funds	—	1.9	—	1.9
Total	$119.8	$122.9	$—	$242.7